The Nightview Fund
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS — 99.90% Shares Fair Value
Communications — 11.60%
EchoStar Corp., Class A
(a)
10,745 $ 1,323,139
Meta Platforms, Inc., Class A 1,354 828,526
Netflix, Inc.
(a)
14,820 1,387,301
3,538,966
Consumer Discretionary — 25.06%
Amazon.com, Inc.
(a)
10,532 2,791,612
Tesla, Inc.
(a)
10,255 3,913,615
Wynn Resorts Ltd. 8,817 944,389
7,649,616
Financials — 14.99%
BlackRock, Inc. 756 805,594
Charles Schwab Corp. (The) 9,238 846,570
Goldman Sachs Group, Inc. (The) 1,573 1,453,090
Morgan Stanley 7,706 1,468,687
4,573,941
Health Care — 3.81%
Intuitive Surgical, Inc.
(a)
2,543 1,163,702
Industrials — 5.39%
Axon Enterprise, Inc.
(a)
4,095 1,645,207
Technology — 34.61%
Advanced Micro Devices, Inc.
(a)
4,881 1,730,266
Autodesk, Inc.
(a)
5,561 1,317,958
Nvidia Corp. 13,767 2,747,479
Oracle Corp. 7,722 1,246,254
Salesforce, Inc. 6,936 1,224,412
ServiceNow, Inc.
(a)
12,853 1,135,048
Shopify, Inc., Class A
(a)
9,605 1,163,454
10,564,871
Utilities — 4.44%
Brookfield Renewable Partners, L.P. 40,909 1,354,497
Total Common Stocks/ Investments — 99.90% (Cost $24,382,138 ) 30,490,800
Other Assets in Excess of Liabilities — 0.10% 29,750
NET ASSETS — 100.00% $ 30,520,550
(a) Non-income producing security.